Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021	Feb. 04, 2021	Aug. 31, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Share-based Payment Arrangement, Expense					$ 628,000	$ 737,000	$ 855,000	$ 902,000
Two Thousand And Eighteen Stock Plan [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years		4 years
Share-based Payment Arrangement, Expense									$ 728,000	$ 1,181,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit extended maturity date			November 2021
Subsequent Event [Member] | Fifth Wall Acquisition Corp [Member]
Subsequent Event [Line Items]
Securities Borrowed									$ 109,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Two Thousand And Eighteen Stock Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,533
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 21.55
Share-based Payment Arrangement, Expense	$ 33,000,000.0
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				3,357
Debt Conversion, Converted Instrument, Amount				$ 34,793
Payments of Financing Costs				$ 207
Common Class B [Member] | Subsequent Event [Member] | Fifth Wall Acquisition Corp [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split		1:1.2
Stock Issued During Period, Shares, Stock Splits		8,625,000